Annual Total Returns- JPMorgan Small Cap Value Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Small Cap Value Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.78%)	20.66%	36.65%	4.43%	(7.34%)	30.48%	3.40%	(13.85%)	19.42%	6.32%